Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Schedule of Supplemental Cash Flow and Other Information Related to Leases

The components of operating lease cost reflected in the consolidated statements of operations for the nine months ended September 30, 2020 were as follows:

Nine Months Ended
September 30, 2020
Operating lease cost (1)	$13,424
Variable lease cost	2,898
Short-term lease cost	27
Total operating lease cost	$16,349
(1)	Operating lease cost includes rent cost related to operating leases for office facilities of $12,857 for the nine months ended September 30, 2020.

Other information related to leases for the nine months ended September 30, 2020 was as follows:

Nine Months Ended
September 30, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$13,589
Right-of-use assets obtained in exchange for new operating lease liabilities	$14,530
Weighted average remaining lease term — operating leases (in years)	3.68
Weighted average discount rate — operating leases	2.22%

Operating Lease Maturity

Maturities of operating lease liabilities as of September 30, 2020 are as follows:

September 30, 2020
Remainder of 2020	$4,679
2021	16,862
2022	12,876
2023	8,120
2024	4,254
Thereafter	4,666
Total future lease payments	51,457
Less: imputed interest	(3,273)
Total operating lease liabilities	$48,184

Supplemental Balance Sheet Information

Total financing lease liabilities as of September 30, 2020 were $324. Supplemental balance sheet information related to the financing lease as of September 30, 2020 is as follows:

September 30, 2020
Property and equipment	$574
Accumulated depreciation	(197)
Property and equipment, net	$377

Accruals and other current liabilities	$184
Other liabilities	140
Total financing lease liabilities	$324

Summary of Minimum Future Lease Payments

As of December 31, 2019, under the prior lease standard (Topic 840), future minimum lease payments under non-cancelable operating leases are as follows:

December 31, 2019
2020	$15,886
2021	13,186
2022	10,385
2023	6,572
2024	3,216
Thereafter	2,771
Total minimum lease payments	$52,016

The future minimum lease payments for the years following December 31, 2019 are as follows:

2020	$15,886
2021	13,186
2022	10,385
2023	6,572
2024	3,216
Thereafter	2,771
$52,016